Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
INCOME TAXES

10. INCOME TAXES

Fly is a tax resident of Ireland and has wholly-owned subsidiaries in Ireland, France, Luxembourg, Australia, Singapore and Labuan that are tax residents in those jurisdictions. In general, Irish resident companies pay corporation tax at the rate of 12.5% on trading income and 25.0% on non-trading income. In calculating net trading income, Fly and its Irish tax resident subsidiaries are entitled to a deduction for trading expenses and tax depreciation on their aircraft. In addition, repatriated earnings and any undistributed earnings from the Company’s Cayman and Australian subsidiaries will be taxed at the 25.0% and 12.5% tax rate, respectively. Fly’s French resident subsidiaries pay a corporation tax of 33.33%, Fly’s Luxembourg resident subsidiary pays a corporation tax of 28.8% and Fly’s Australian resident subsidiaries pay a corporation tax of 30.0% on their net trading income.

The Company’s tax provision also included U.S. federal and state taxes on its share of BBAM LP’s taxable income sourced in the U.S. BBAM LP operates in jurisdictions in which it, rather than its partners, is responsible for the taxes levied. These taxes are included in BBAM LP’s results and are reflected in the Company’s equity earnings from BBAM LP.

Fly-BBAM was subject to Irish tax on dividends paid to it by BBAM LP at either 12.5% or 25.0% depending on the underlying source of income. Subject to limitations under current Irish law, U.S. taxes paid by the Company or taxes paid by BBAM LP’s subsidiaries were credited against Irish tax liability associated with its investment in BBAM LP.

Income tax expense by jurisdiction is shown below:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
	(Dollars in thousands)
Current tax (benefit) expense:
Ireland.....................................................................................	$ 400	$ 10,201	$ 95
France.....................................................................................	20	32	25
Luxembourg...........................................................................	175	26	—
United States.........................................................................	(1,131)	1,783	1,560

Current tax expense (benefit) — total.........................................	(536)	12,042	1,680

Deferred tax expense (benefit):
Ireland.....................................................................................	3,470	(10,118)	1,639
France.....................................................................................	(13)	(2)	6
Australia...................................................................................	2,738	2,101	731
United States.........................................................................	—	(161)	186

Deferred tax expense (benefit) — total.......................................	6,195	(8,180)	2,562

Total income tax expense.........................................................	$ 5,659	$ 3,862	$ 4,242

In the year ended December 31, 2013, the Company recognized a tax benefit of $1.1 million related to 2012 U.S. Federal and State taxes primarily resulting from the re-allocation of BBAM LP’s U.S. sourced income among its partners.

The Company had no unrecognized tax benefits as of December 31, 2013 and 2012. The principal components of the Company’s net deferred tax asset (liability) were as follows:

	December 31, 2013	December 31, 2012
	(Dollars in thousands)
Deferred tax asset:
Net operating loss carry forwards.....................................................	$ 193,006	$ 165,397
Deductible intra-group interest.........................................................	—	8,663
Net unrealized losses on derivative instruments...................................	1,932	6,928
Basis difference on acquisition of GAAM Australian assets...................	9,597	16,493
Other.............................................................................................	202	61
Valuation allowance.......................................................................	(19,412)	(24,588)

Total deferred tax asset...................................................................	185,325	172,954

Deferred tax liability:
Excess of tax depreciation over book depreciation...............................	(171,969)	(137,509)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt...............................................................................................	(1,859)	(4,324)
Security deposits and maintenance reserve liability...............................	(388)	(551)
Lease premiums, net.......................................................................	(142)	(307)
Net earnings of non-European Union member subsidiaries.....................	(18,713)	(20,813)

Total deferred tax liability...............................................................	(193,071)	(163,504)

Deferred tax (liability) asset, net.......................................................	$ (7,746)	$ 9,450

The Company had recorded valuation allowances against a deferred tax asset in connection with basis differences on the acquisition of GAAM’s Australian assets. In connection with the sale of aircraft owned by a wholly-owned Australian subsidiary in 2013, the Company generated capital gains and has utilized approximately $2.3 million of the deferred tax asset.

Under current tax rules in Ireland, the Company is allowed to carry forward its net operating losses for an indefinite period to offset any future income. However, the Company has recorded a net valuation allowance of $1.7 million for the year ended December 31, 2013.

The Company records valuation allowances to reduce deferred tax assets to the extent it believes it is more likely than not that a portion of such assets will not be realized. In making such determinations, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and its ability to carry back losses to prior years. The Company is required to make assumptions and judgments about potential outcomes that may be outside its control. Critical factors include the projection, source, and character of future taxable income. Although realization is not assured, the Company believes it is more likely than not that deferred tax assets, net of the valuation allowance, will be realized. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced or current tax planning strategies are not implemented. At December 31, 2013 and 2012, the Company had a valuation allowance of $19.4 million and $24.6 million, respectively.

The Company is allowed to carry forward its net operating losses for an indefinite period to be offset against income of the same trade under current tax rules in Ireland.

The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense (benefit):

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
	(Percentage)
Irish statutory corporate tax rate on trading income.....................	12.5%	12.5%	12.5%
Valuation allowances...............................................................	1.6%	—	—
Equity earnings from Fly-Z/C LP.............................................	(0.4%)	(0.4%)	(0.7%)
Tax on investment in BBAM LP...............................................	—	1.3%	20.4%
Tax impact of repurchased and resold Notes.............................	(0.8%)	(1.2%)	(3.0%)
Share-based compensation.....................................................	0.7%	0.9%	11.2%
Tax on gain on sale of investment in BBAM LP...........................	—	9.1%	—
Deductible intra-group interest.................................................	(2.2%)	(12.9%)	—
Foreign tax rate differentials...................................................	3.3%	(2.4%)	(2.8%)
True-up of prior year tax provision...........................................	0.2%	1.1%	—
Non-taxable gain on debt extinguishment...................................	(5.1%)	—	—
Non-deductible transaction fees and expenses...........................	0.1%	—	40.7%
Other.....................................................................................	(0.2%)	(0.5%)	1.2%

Income tax expense...............................................................	9.7%	7.5%	79.5%

The Company is not under examination in any tax jurisdiction at the present time. The tax years from 2009 onwards are open for examination by the tax authorities.